Short-term borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term Debt [Abstract]
Schedule of short-term borrowings	Short-term borrowings consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Unsecured bank loans	185,243	279,189